Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

10. INVESTMENTS Fixed Maturity Securities

     The following tables set forth amortized costs, gross unrealized gains and losses and fair values of the Company's fixed maturity securities:

	December 31,
	2011
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value

U.S. government and agency bonds	$387.8	$64.3	$--	$452.1
U.S. state and political subdivision bonds	164.8	14.0	--	178.8
Foreign government bonds	61.7	10.4	--	72.1
Corporate bonds	5,588.4	491.8	20.9	6,059.3
S&P 500 Index options	7.2	--	--	7.2

Total fixed maturity securities	$6,209.9	$580.5	$20.9	$6,769.5

	December 31,
	2010
	Amortized	Unrealized	Unrealized	Fair
(In millions)	Cost	Gains	Losses	Value

U.S. government and agency bonds	$374.4	$41.5	$--	$415.9
U.S. state and political subdivision bonds	203.3	8.0	2.2	209.1
Foreign government bonds	63.2	6.5	0.1	69.6
Corporate bonds	5,368.8	359.8	17.4	5,711.2
S&P 500 Index options	13.3	--	--	13.3

Total fixed maturity securities	$6,023.0	$415.8	$19.7	$6,419.1

     The following table sets forth the amortized costs and fair values of the Company's fixed maturity securities by contractual maturity:

	December 31, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In millions)

Due in one year or less	$632.7	$645.0	$591.0	$600.9
Due after one year through five years	2,534.6	2,693.6	2,563.9	2,735.0
Due after five years through ten years	2,173.9	2,392.5	1,926.3	2,078.5
Due after ten years	868.7	1,038.4	941.8	1,004.7

Total fixed maturity securities	$6,209.9	$6,769.5	$6,023.0	$6,419.1

     Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations. Callable bonds without make-whole provisions represented 6.4%, or $430.3 million, of the Company's fixed maturity securities portfolio at December 31, 2011. At December 31, 2011, the Company did not have any direct exposure to sub-prime or Alt-A mortgages in its fixed maturity securities portfolio. At December 31, 2011, the Company's foreign government bonds category did not have any direct exposure to Euro zone government issued debt.

Commercial Mortgage Loans

   The Company underwrites mortgage loans on commercial property throughout the United States. In addition to real estate collateral, the Company requires either partial or full recourse on most loans. At December 31, 2011, the Company did not have any direct exposure to sub-prime or Alt-A mortgages in its commercial mortgage loan portfolio.

     The following table sets forth the commercial mortgage loan portfolio by property type, by geographic region within the U.S. and by U.S. state:

	December 31, 2011		December 31, 2010
(Dollars in millions)	Amount	Percent	Amount	Percent

Property type:
Retail	$2,457.8	50.1%	$2,186.4	48.4%
Office	911.1	18.6	855.2	18.9
Industrial	900.4	18.4	829.0	18.4
Hotel/motel	241.9	4.9	301.8	6.7
Commercial	187.1	3.8	179.5	4.0
Apartment and other	204.0	4.2	161.7	3.6

Total commercial mortgage loans	$4,902.3	100.0%	$4,513.6	100.0%

Geographic region:
Pacific	$1,699.3	34.7%	$1,558.5	34.5%
South Atlantic	953.8	19.5	838.9	18.6
West South Central	605.3	12.3	547.2	12.1
Mountain	585.8	11.9	541.1	12.0
East North Central	393.4	8.0	350.4	7.8
Middle Atlantic	243.8	5.0	257.1	5.7
West North Central	184.8	3.8	165.5	3.7
East South Central	129.9	2.6	129.0	2.8
New England	106.2	2.2	125.9	2.8

Total commercial mortgage loans	$4,902.3	100.0%	$4,513.6	100.0%
U.S. state:
California	$1,332.0	27.2%	$1,236.1	27.4%
Texas	550.8	11.2	495.8	11.0
Florida	305.3	6.2	240.2	5.3
Georgia	270.1	5.5	268.3	5.9
Other states	2,444.1	49.9	2,273.2	50.4
Total commercial mortgage loans	$4,902.3	100.0%	$4,513.6	100.0%

     Through its concentration of commercial mortgage loans in California, the Company is exposed to potential losses from an economic downturn in California as well as certain catastrophes, such as earthquakes and fires that may affect certain areas of the western region. Borrowers are required to maintain fire insurance coverage to provide reimbursement for any losses due to fire. Management diversifies the commercial mortgage loan portfolio within California by both location and type of property in an effort to reduce certain catastrophe and economic exposure. However, diversification may not always eliminate the risk of such losses. Historically, the delinquency rate of the California-based commercial mortgage loans has been substantially below the industry average and consistent with the Company's experience in other states. The Company does not require earthquake insurance for the properties when it underwrites new loans. However, management does consider the potential for earthquake loss based upon seismic surveys and structural information specific to each property. The Company does not expect a catastrophe or earthquake damage in the western region to have a material adverse effect on its business, financial position, results of operations or cash flows. Currently, the Company's California exposure is primarily in Los Angeles County, Orange County, San Diego County and the Bay Area Counties. There is a smaller concentration of commercial mortgage loans in the Inland Empire and the San Joaquin Valley where there has been greater economic decline. Due to the concentration of commercial mortgage loans in California, a continued economic decline in California could have a material effect on the Company's business, financial position, results of operations or cash flows.

     The carrying value of commercial mortgage loans represents the outstanding principal balance less a loan loss allowance for probable uncollectible amounts. The commercial mortgage loan loss allowance is estimated based on evaluating known and inherent risks in the loan portfolio and consists of a general and a specific loan loss allowance.

Impairment Evaluation

     The Company continuously monitors its commercial mortgage loan portfolio for potential nonperformance by evaluating the portfolio and individual loans. See "Note 1—Summary of Significant Accounting Policies—Investment Valuations—Commercial Mortgage Loans" for the Company's commercial mortgage loan impairment evaluation.

General Loan Loss Allowance

     The general loan loss allowance is based on the Company's analysis of factors including changes in the size and composition of the loan portfolio, debt coverage ratios, loan to value ratios, actual loan loss experience and individual loan analysis.

Specific Loan Loss Allowance

     An impaired commercial mortgage loan is a loan where the Company does not expect to receive contractual principal and interested in accordance with the terms of the loan agreement. A specific allowance for losses is recorded when a loan is considered to be impaired and it is probable that all amounts due will not be collected. The Company also holds specific loan loss allowances on certain performing commercial mortgage loans that it continues to monitor and evaluate. Impaired commercial mortgage loans without specific allowances for losses are those for which the Company has determined that it remains probable that all amounts due will be collected although the timing or nature is, or is likely to be outside the original contractual terms. In addition, for impaired commercial mortgage loans, the Company evaluates the loss to dispose of the underlying collateral, any significant out of pocket expenses the loan may incur and other quantitative information management has concerning the loan. Portions of loans that are deemed uncollectible are written off against the allowance, and recoveries, if any, are credited to the allowance.

The following table sets forth changes in the commercial mortgage loan loss allowance:

	Years ended December 31,

(In millions)	2011		2010

Commercial mortgage loan loss allowance:
Beginning balance		$36.1	$19.6
Provision		32.7	48.1
Charge-offs, net	(20.7)		(31.6)

Ending balance		$48.1	$36.1

Specific loan loss allowance		$26.6	$20.4
General loan loss allowance		21.5	15.7

Total commercial mortgage loan loss allowance		$48.1	$36.1

     The smaller increase in the provision for the commercial mortgage loan loss allowance in 2011 compared to 2010 was primarily due to a prior year provision related to a single borrower, which is no longer in the commercial mortgage loan portfolio. The lower charge-offs for the 2011 compared to 2010 was primarily related to the prior year acceptance of deeds in lieu of foreclosure associated with a single borrower in the second quarter of 2010, which did not recur in 2011.

The following table sets forth the recorded investment in commercial mortgage loans:

	December 31,
(In millions)	2011	2010

Commercial mortgage loans collectively evaluated for impairment	$4,845.7	$4,467.4
Commercial mortgage loans individually evaluated for impairment	104.7	82.3
Commercial mortgage loan loss allowance	(48.1)	(36.1)
Total commercial mortgage loans	$4,902.3	$4,513.6

     The Company assesses the credit quality of its commercial mortgage loan portfolio quarterly by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming commercial mortgage loans. Nonperforming commercial mortgage loans include all commercial mortgage loans that are 60 days or more past due and commercial mortgage loans that are not 60 days past due but are not substantially performing to other original contractual terms. Nonperforming commercial mortgage loans do not include restructured commercial mortgage loans that are current with their payments and thus are considered performing. However, these restructured commercial mortgage loans may continue to be classified as impaired commercial mortgage loans for monitoring and review purposes.

The following tables set forth performing and nonperforming commercial mortgage loans by property type:

	December 31, 2011
(In millions)	Retail	Office	Industrial	Hotel/	Commercial	Apartment	Total
				Motel		and Other

Performing commercial mortgage
loans	$2,442.3	$898.4	$895.2	$241.9	$182.0	$201.3	$4,861.1
Nonperforming commercial
mortgage loans	15.5	12.7	5.2	--	5.1	2.7	41.2

Total commercial mortgage loans	$2,457.8	$911.1	$900.4	$241.9	$187.1	$204.0	$4,902.3

	December 31, 2010
(In millions)	Retail	Office	Industrial	Hotel/	Commercial	Apartment	Total
				Motel		and Other

Performing commercial mortgage
loans	$2,175.3	$847.8	$817.7	$301.8	$174.8	$161.2	$4,478.6
Nonperforming commercial
mortgage loans	11.1	7.4	11.3	--	4.7	0.5	35.0

Total commercial mortgage loans	$2,186.4	$855.2	$829.0	$301.8	$179.5	$161.7	$4,513.6

   The following tables set forth impaired commercial mortgage loans identified in management's specific review of probable loan losses and the related allowance:

	December 31, 2011
		Unpaid		Amount on
	Recorded	Principal	Related	Nonaccrual
(In millions)	Investment	Balance	Allowance	Status

Impaired commercial mortgage loans:
Without specific loan loss allowances:
Retail	$8.6	$8.6	$--	$2.1
Office	5.8	5.8	--	4.3
Industrial	5.8	5.8	--	0.9
Hotel/motel	5.9	5.9	--	--
Apartment and other	2.8	2.8	--	1.1
Total impaired commercial mortgage loans without specific
loan loss allowances	28.9	28.9	--	8.4

With specific loan loss allowances:
Retail	31.7	31.7	10.7	10.2
Office	18.3	18.3	5.2	10.1
Industrial	11.5	11.5	5.0	7.5
Commercial	11.1	11.1	5.3	11.1
Apartment and other	3.2	3.2	0.4	1.9
Total impaired commercial mortgage loans with specific
loan loss allowances	75.8	75.8	26.6	40.8

Total impaired commercial mortgage loans	$104.7	$104.7	$26.6	$49.2

	December 31, 2010
		Unpaid		Amount on
	Recorded	Principal	Related	Nonaccrual
(In millions)	Investment	Balance	Allowance	Status

Impaired commercial mortgage loans:
Without specific loan loss allowances:
Retail	$6.8	$6.8	$--	$0.4
Office	2.3	2.3	--	1.1
Industrial	3.0	3.0	--	3.0
Hotel/motel	5.9	5.9	--	5.9
Total impaired commercial mortgage loans without specific
loan loss allowances	18.0	18.0	--	10.4

With specific loan loss allowances:
Retail	34.4	34.4	10.4	21.5
Office	11.2	11.2	2.5	6.9
Industrial	10.8	10.8	4.6	10.8
Commercial	7.4	7.4	2.8	6.5
Apartment and other	0.5	0.5	0.1	0.2
Total impaired commercial mortgage loans with specific
loan loss allowances	64.3	64.3	20.4	45.9

Total impaired commercial mortgage loans	$82.3	$82.3	$20.4	$56.3

     The increase in the impaired commercial mortgage loans at December 31, 2011 compared to December 31, 2010 was primarily due to an increase in restructured commercial mortgage loans. As of December 31, 2011 and December 31, 2010 the Company did not have any commercial mortgage loans greater than 90 days delinquent that were accruing interest. See "Note 1—Summary of Significant Accounting Policies—Investment Valuations—Commercial Mortgage Loans" for the policies regarding interest income for delinquent commercial mortgage loans.

     As a result of adopting the amendments in ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as troubled debt restructurings. The Company did not identify any troubled debt restructurings that were not already considered impaired and there were no troubled debt restructurings that subsequently defaulted during the period.

The following table sets forth information related to the troubled debt restructurings of financing receivables:

	Year ended December 31, 2011

	Number of Loans	Pre - Restructuring Recorded Investment	Post - Restructuring Recorded Investment

(In millions)
Troubled debt restructurings:
Retail	6	$4.5	$4.0
Office	3	2.4	2.4
Industrial	4	2.9	3.0
Apartment and other	7	2.4	2.4

Total troubled debt restructurings	20	$12.2	$11.8

     A restructuring is considered to be a troubled debt restructuring when the debtor is experiencing financial difficulties and the restructured terms constitute a concession. The Company evaluates all restructured commercial mortgage loans for indications of troubled debt restructurings and the potential losses related to these restructurings. If a loan is considered a troubled debt restructuring, the Company impairs the loan and records a specific allowance for estimated losses. In some cases, the recorded investment in the loan may increase post-restructuring.

     The following table sets forth the average recorded investment in impaired commercial mortgage loans before specific allowances for losses:

	Years ended December 31,
(In millions)	2011	2010	2009

Average recorded investment	$92.3	$76.4	$17.5

     The amount of interest income recognized on impaired commercial mortgage loans was $3.8 million, $2.8 million, and $0.1 million for 2011, 2010 and 2009 respectively. The cash received by the Company in payment of interest on impaired commercial mortgage loans was $3.1 million, $3.3 million and $0.1 million for 2011, 2010 and 2009, respectively. See "Note 1—Summary of Significant Accounting Policies—Investment Valuations—Commercial Mortgage Loans" for policies regarding interest income for delinquent commercial mortgage loans.

The following tables set forth the aging of commercial mortgage loans by property type:

	December 31, 2011
							Total
			Greater Than		Allowance		Commercial
	30 Days	60 Days	90 Days	Total	Related		Mortgage
(In millions)	Past Due	Past Due	Past Due	Past Due	to Past Due	Current	Loans

Commercial mortgage loans:
Retail	$3.1	$7.1	$3.0	$13.2	$(1.3)	$2,445.9	$2,457.8
Office	0.8	1.5	1.6	3.9	(0.4)	907.6	911.1
Industrial	1.4	0.4	2.3	4.1	(0.7)	897.0	900.4
Hotel/motel	--	--	--	--	--	241.9	241.9
Commercial	--	--	1.2	1.2	(0.8)	186.7	187.1
Apartment and other	0.2	--	--	0.2	--	203.8	204.0

Total commercial mortgage loans	$5.5	$9.0	$8.1	$22.6	$(3.2)	$4,882.9	$4,902.3

	December 31, 2010
							Total
			Greater Than		Allowance		Commercial
	30 Days	60 Days	90 Days	Total	Related		Mortgage
(In millions)	Past Due	Past Due	Past Due	Past Due	to Past Due	Current	Loans

Commercial mortgage loans:
Retail	$7.2	$--	$5.5	$12.7	$(1.9)	$2,175.6	$2,186.4
Office	5.0	1.5	3.2	9.7	(1.0)	846.5	855.2
Industrial	4.8	2.1	5.5	12.4	(0.9)	817.5	829.0
Hotel/motel	--	--	--	--	--	301.8	301.8
Commercial	--	--	1.2	1.2	(0.6)	178.9	179.5
Apartment and other	0.9	0.4	0.2	1.5	(0.1)	160.3	161.7

Total commercial mortgage loans	$17.9	$4.0	$15.6	$37.5	$(4.5)	$4,480.6	$4,513.6

     The Company closely monitors all past due commercial mortgage loans; additional attention is given to those loans at least 60 days past due. Commercial mortgage loans that were at least 60 days past due totaled $17.1 million and $19.6 million at December 31, 2011 and 2010, respectively. The Company's current level of past due commercial mortgage loans is higher than its historical levels due to the current macroeconomic challenges. Overall, loans that were at least 60 days past due were 0.34% of the commercial mortgage loan portfolio at December 31, 2011, compared to 0.43% at December 31, 2010.

Gross Unrealized Losses

     The following tables set forth the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2011
	Total		Less than 12 months		12 or more months
(Dollars in millions)	Number	Amount	Number	Amount	Number	Amount

Unrealized losses:
Corporate bonds	360	$20.9	334	$17.4	26	$3.5

Total	360	$20.9	334	$17.4	26	$3.5

Fair market value of securities with
unrealized losses:
Corporate bonds	360	$425.3	334	$398.0	26	$27.3

Total	360	$425.3	334	$398.0	26	$27.3

	December 31, 2010
	Total		Less than 12 months		12 or more months
(Dollars in millions)	Number	Amount	Number	Amount	Number	Amount

Unrealized losses:
U.S. state and political subdivision bonds	37	$2.2	33	$2.0	4	$0.2
Foreign government bonds	2	0.1	2	0.1	--	--
Corporate bonds	433	17.4	347	14.9	86	2.5

Total	472	$19.7	382	$17.0	90	$2.7

Fair market value of securities with
unrealized losses:
U.S. state and political subdivision bonds	37	$51.7	33	$46.7	4	$5.0
Foreign government bonds	2	1.9	2	1.9	--	--
Corporate bonds	433	487.5	347	448.9	86	38.6

Total	472	$541.1	382	$497.5	90	$43.6

     The unrealized losses on the investment securities set forth above were primarily due to increases in market interest rates subsequent to their purchase by the Company. Additionally, unrealized losses have been affected by overall economic factors. The Company expects the fair value of these investment securities to recover as the investment securities approach their maturity dates or sooner if market yields for such investment securities decline. The Company does not believe that any of the investment securities are impaired due to reasons of credit quality or to any company or industry specific event. Based on management's evaluation of the securities and the Company's intent to hold the securities, and as it is unlikely that the Company will be required to sell the securities, none of the unrealized losses summarized in this table are considered other-than-temporary. See "Note 1—Summary of Significant Accounting Policies—Investment Valuations—Fixed Maturity Securities" for a discussion regarding fixed maturity securities' OTTI and cumulative effect adjustment.

Net Investment Income

The following table sets forth net investment income summarized by investment type:

	Years ended December 31,

(In millions)	2011	2010	2009

Fixed maturity securities:
Bonds	$323.6	$322.8	$314.1
S&P 500 Index options	(0.2)	8.4	4.7

Total fixed maturity securities	323.4	331.2	318.8
Commercial mortgage loans	310.2	285.0	274.3
Real estate	(0.4)	2.5	5.8
Other	1.4	4.3	6.4

Gross investment income	634.6	623.0	605.3
Investment expenses	(21.8)	(20.5)	(18.8)

Net investment income	$612.8	$602.5	$586.5

Realized Gross Capital Gains and Losses

The following table sets forth gross capital gains and losses by investment type:

	Years ended December 31,
(In millions)	2011	2010	2009

Gains:
Fixed maturity securities	$11.5	$18.0	$29.6
Commercial mortgage loans	0.9	1.2	1.1
Real estate investments	35.2	9.6	--
Real estate owned	1.1	0.5	--

Gross capital gains	48.7	29.3	30.7

Losses:
Fixed maturity securities	(2.4)	(2.6)	(35.0)
Provision for commercial mortgage loan losses	(32.7)	(48.1)	(21.4)
Real estate investments	(0.5)	--	(0.4)
Real estate owned	(17.6)	(23.4)	--
Other	(2.4)	(6.8)	(0.8)

Gross capital losses	(55.6)	(80.9)	(57.6)

Net capital losses	$(6.9)	$(51.6)	$(26.9)

Securities Deposited as Collateral

     Securities deposited for the benefit of policyholders in various states, in accordance with state regulations, amounted to $6.7 million and $6.6 million at December 31, 2011 and 2010, respectively.